Cover Page	Aug. 09, 2022
Cover [Abstract]
Document Type	8-K
Document Period End Date	Aug. 09, 2022
Entity Registrant Name	Perrigo Company plc
Entity File Number	001-36353
Entity Incorporation, State or Country Code	L2
Entity Address, Address Line One	The Sharp Building,
Entity Address, Address Line Two	Hogan Place,
Entity Address, City or Town	Dublin 2,
Entity Address, Country	IE
Entity Address, Postal Zip Code	D02 TY74
Country Region	353
City Area Code	1
Local Phone Number	7094000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001585364
Amendment Flag	false
Ordinary Shares, 0.001 Par Value
Cover [Abstract]
Title of 12(b) Security	Ordinary shares, €0.001 par value
Trading Symbol	PRGO
Security Exchange Name	NYSE
Entity Listings [Line Items]
Title of 12(b) Security	Ordinary shares, €0.001 par value
Trading Symbol	PRGO
Security Exchange Name	NYSE
3.9% senior note due 2024
Cover [Abstract]
Title of 12(b) Security	3.900% Notes due 2024
Trading Symbol	PRGO24
Security Exchange Name	NYSE
Entity Listings [Line Items]
Title of 12(b) Security	3.900% Notes due 2024
Trading Symbol	PRGO24
Security Exchange Name	NYSE
4.375% senior note due March 15, 2026
Cover [Abstract]
Title of 12(b) Security	4.375% Notes due 2026
Trading Symbol	PRGO26
Security Exchange Name	NYSE
Entity Listings [Line Items]
Title of 12(b) Security	4.375% Notes due 2026
Trading Symbol	PRGO26
Security Exchange Name	NYSE
3.13% senior note due 2030
Cover [Abstract]
Title of 12(b) Security	4.440% Notes due 2030
Trading Symbol	PRGO30
Security Exchange Name	NYSE
Entity Listings [Line Items]
Title of 12(b) Security	4.440% Notes due 2030
Trading Symbol	PRGO30
Security Exchange Name	NYSE
5.30% Unsecured Senior Notes du e November 15, 2043
Cover [Abstract]
Title of 12(b) Security	5.300% Notes due 2043
Trading Symbol	PRGO43
Security Exchange Name	NYSE
Entity Listings [Line Items]
Title of 12(b) Security	5.300% Notes due 2043
Trading Symbol	PRGO43
Security Exchange Name	NYSE
4.9% Senior Loan due 2024
Cover [Abstract]
Title of 12(b) Security	4.900% Notes due 2044
Trading Symbol	PRGO44
Security Exchange Name	NYSE
Entity Listings [Line Items]
Title of 12(b) Security	4.900% Notes due 2044
Trading Symbol	PRGO44
Security Exchange Name	NYSE